Segment information - Geographic information about revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 22,889,784	$ 20,950,575
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	22,889,784	20,950,575
Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 0	$ 0